UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices)           (Zip code)
Marie Chandoha
Laudus Institutional Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.

Laudus Institutional Trust
Laudus Mondrian Institutional Emerging Markets Fund™

Portfolio Holdings As of December 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

88.9%		Common Stock	15,164,308	15,806,298
9.0%		Preferred Stock	1,437,020	1,606,733
6.7%		Other Investment Company	1,183,646	1,183,646

104.6%		Total Investments	17,784,974	18,596,677
(4	.6)%	Other Assets and Liabilities, Net		(821,641)

100.0%		Net Assets		17,775,036

	Number	Value
Security	of Shares	($)

Common Stock 88.9% of net assets

Brazil 8.4%

Software & Services 2.7%
Redecard S.A.	38,000	481,867

Transportation 3.2%
Companhia de Concessoes Rodoviarias	20,100	567,886

Utilities 2.5%
CPFL Energia S.A. ADR	5,700	437,817

		1,487,570

Chile 3.1%

Utilities 3.1%
Enersis S.A. ADR	23,500	545,670

China 21.1%

Banks 7.3%
China Construction Bank Corp., Class H	799,390	716,131
Industrial & Commercial Bank of China Ltd., Class H	777,695	578,956

		1,295,087

Capital Goods 2.7%
Beijing Enterprises Holdings Ltd.	77,000	477,251

Food, Beverage & Tobacco 1.9%
Want Want China Holdings Ltd.	392,000	343,299

Household & Personal Products 1.2%
Hengan International Group Co., Ltd.	26,000	224,171

Telecommunication Services 2.6%
China Mobile Ltd.	46,000	456,084

Transportation 3.3%
China Merchants Holdings International Co., Ltd.	84,000	331,584
China Shipping Development Co., Ltd., Class H	190,000	252,953

		584,537

Utilities 2.1%
China Resources Power Holdings Co., Ltd.	204,000	369,235

		3,749,664

Czech Republic 1.8%

Utilities 1.8%
CEZ A/S	7,586	316,762

		316,762

India 4.4%

Banks 2.0%
Axis Bank Ltd.	11,902	358,617

Diversified Financials 2.0%
Rural Electrification Corp., Ltd.	53,152	354,658

Software & Services 0.4%
HCL Technologies Ltd.	6,720	68,359

		781,634

Indonesia 3.1%

Utilities 3.1%
PT Perusahaan Gas Negara	1,118,000	548,504

Kazahkstan 1.9%

Energy 1.9%
KazMunaiGas Exploration Production GDR	16,990	336,912

Malaysia 2.0%

Telecommunication Services 2.0%
Maxis Berhad	209,500	360,204

Mexico 3.0%

Materials 3.0%
Grupo Mexico SAB De CV, Series B	131,400	540,921

Peru 1.9%

Banks 1.9%
Credicorp Ltd.	2,895	344,245

Philippines 2.4%

Telecommunication Services 2.4%
Philippine Long Distance Telephone Co. ADR	7,300	425,371

 1

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Republic of Korea 4.6%

Banks 1.8%
KB Financial Group, Inc. *	5,007	263,340
KB Financial Group, Inc. ADR	1,077	56,963

		320,303

Food, Beverage & Tobacco 2.8%
KT&G Corp.	8,694	495,693

		815,996

Russia 4.1%

Energy 4.1%
Gazprom ADR	15,566	395,999
LUKOIL ADR	5,800	331,876

		727,875

South Africa 7.9%

Diversified Financials 2.1%
African Bank Investments Ltd.	63,567	374,079

Energy 3.5%
Sasol	11,729	616,606

Food, Beverage & Tobacco 2.3%
Tiger Brands Ltd.	14,212	418,113

		1,408,798

Taiwan 9.9%

Semiconductors & Semiconductor Equipment 6.1%
MediaTek, Inc.	25,074	358,888
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	298,224	725,967

		1,084,855

Technology Hardware & Equipment 0.9%
Asustek Computer, Inc.	15,956	151,542

Telecommunication Services 2.9%
Chunghwa Telecom Co., Ltd. ADR *	20,497	517,959

		1,754,356

Thailand 3.1%

Energy 3.1%
PTT PCL	51,700	548,814

Turkey 6.2%

Banks 1.9%
Turkiye Garanti Bankasi A/S	68,018	343,518

Energy 2.3%
Tupras-Turkiye Petrol Rafinerileri A/S	16,616	414,882

Telecommunication Services 2.0%
Turkcell Iletisim Hizmetleri A/S	51,932	354,602

		1,113,002

Total Common Stock
(Cost $15,164,308)		15,806,298

Preferred Stock 9.0% of net assets

Brazil 9.0%

Banks 3.1%
Itausa - Investimentos Itau S.A.	69,292	550,996

Food, Beverage & Tobacco 2.2%
Companhia de Bebidas das Americas ADR	12,500	387,875

Materials 3.7%
Vale S.A. ADR *	22,100	667,862

Total Preferred Stock
(Cost $1,437,020)		1,606,733

Other Investment Company 6.7% of net assets

United States 6.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,183,646	1,183,646

Total Other Investment Company
(Cost $1,183,646)		1,183,646

End of Investments.

At 12/31/10, the tax basis cost of the fund’s investments was $17,787,481 and the unrealized appreciation and depreciation were $1,152,834 and ($343,638), respectively, with a net unrealized appreciation of $809,196.

At 12/31/10, the values of certain foreign securities held by the fund aggregating $10,273,998 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

 Level 1—quoted prices in active markets for identical securities. —Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not

2

adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) —Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). —Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$8,278,568	$—	$8,278,568
Brazil(a)	1,487,570	—	—	1,487,570
Chile(a)	545,670	—	—	545,670
Kazahkstan(a)	336,912	—	—	336,912
Mexico(a)	540,921	—	—	540,921
Peru(a)	344,245	—	—	344,245
Philippines(a)	425,371	—	—	425,371
Republic of Korea(a)	—	495,693	—	495,693
Banks	56,963	263,340	—	320,303
Russia(a)	727,875	—	—	727,875
Taiwan(a)	—	1,236,397	—	1,236,397
Telecommunication Services	517,959	—	—	517,959
Thailand(a)	548,814	—	—	548,814
Preferred Stock(a)	1,606,733	—	—	1,606,733
Other Investment Company(a)	1,183,646	—	—	1,183,646

Total	$8,322,679	$10,273,998	$—	$18,596,677

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG60670DEC10

 1

Laudus Institutional Trust
Laudus Mondrian Institutional International Equity Fund™

Portfolio Holdings As of December 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Common Stock	13,423,957	14,709,778
0.7%	Other Investment Company	103,326	103,326

100.0%	Total Investments	13,527,283	14,813,104
—%	Other Assets and Liabilities, Net		3,957

100.0%	Net Assets		14,817,061

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Australia 8.0%

Food & Staples Retailing 2.3%
Wesfarmers Ltd.	10,258	336,044

Insurance 3.0%
QBE Insurance Group Ltd.	23,908	443,998

Telecommunication Services 2.7%
Telstra Corp., Ltd.	141,918	404,881

		1,184,923

France 16.5%

Banks 1.7%
Societe Generale	4,766	256,441

Capital Goods 2.6%
Compagnie de Saint-Gobain	7,541	388,401

Energy 3.3%
Total S.A.	9,117	485,591

Food & Staples Retailing 2.9%
Carrefour S.A.	10,314	425,270

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Sanofi-Aventis	6,407	410,755

Telecommunication Services 3.2%
France Telecom S.A.	23,150	484,430

		2,450,888

Germany 2.7%

Utilities 2.7%
RWE AG	6,081	406,146

Italy 3.7%

Banks 2.2%
Intesa Sanpaolo	116,592	316,969

Energy 1.5%
Eni S.p.A.	10,287	225,463

		542,432

Japan 23.5%

Automobiles & Components 3.3%
Toyota Motor Corp.	12,300	484,232

Food & Staples Retailing 3.6%
Seven & i Holdings Co., Ltd.	20,200	537,404

Household & Personal Products 3.6%
Kao Corp.	19,900	534,814

Insurance 2.6%
Tokio Marine Holdings, Inc.	12,900	383,226

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Takeda Pharmaceutical Co., Ltd.	12,100	594,422

Technology Hardware & Equipment 3.6%
Canon, Inc.	10,300	529,062

Telecommunication Services 2.8%
KDDI Corp.	72	415,205

		3,478,365

Netherlands 3.5%

Food & Staples Retailing 1.5%
Koninklijke Ahold N.V.	17,137	226,382

Media 2.0%
Reed Elsevier N.V.	23,087	285,823

		512,205

Singapore 3.9%

Banks 2.5%
United Overseas Bank Ltd.	25,674	364,339

Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	90,000	213,945

		578,284

Spain 7.3%

Banks 1.3%
Banco Santander S.A.	18,062	192,464

Telecommunication Services 3.2%
Telefonica S.A.	20,682	472,167

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 2.8%
Iberdrola S.A.	53,932	418,165

		1,082,796

Switzerland 6.1%

Insurance 2.2%
Zurich Financial Services AG	1,234	319,565

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Novartis AG - Reg’d	9,925	584,241

		903,806

Taiwan 3.1%

Semiconductors & Semiconductor Equipment 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	185,839	452,388

United Kingdom 21.0%

Energy 7.0%
BP plc	62,627	461,622
Royal Dutch Shell plc, Class A	17,373	575,667

		1,037,289

Food & Staples Retailing 1.9%
Tesco plc	43,281	286,999

Food, Beverage & Tobacco 4.1%
Unilever plc	19,939	612,452

Insurance 1.2%
Aviva plc	28,482	175,076

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Glaxosmithkline Plc	29,373	569,628

Telecommunication Services 2.9%
Vodafone Group plc	166,124	436,101

		3,117,545

Total Common Stock
(Cost $13,423,957)		14,709,778

Other Investment Company 0.7% of net assets

United States 0.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	103,326	103,326

Total Other Investment Company
(Cost $103,326)		103,326

End of Investments.

At 12/31/10, the tax basis cost of the fund’s investments was $13,778,955 and the unrealized appreciation and depreciation were $1,485,377 and ($451,228), respectively, with a net unrealized appreciation of $1,034,149.

At 12/31/10, the values of certain foreign securities held by the fund aggregating $14,709,778 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

ADR —	American Depositary Receipt
Reg’d —	Registered

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

 Level 1—quoted prices in active markets for identical securities. —Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) —Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). —Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$14,709,778	$—	$14,709,778
Other Investment Company(a)	103,326	—	—	103,326

Total	$103,326	$14,709,778	$—	$14,813,104

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG60672DEC10

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Institutional Trust

By:	/s/ Marie Chandoha Marie Chandoha
President, Chief Executive Officer

Date:	2/18/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
President, Chief Executive Officer

Date:	2/18/2011

By:	/s/ George Pereira
George Pereira
Treasurer, Principal Financial Officer

Date:	2/18/2011